Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share Capital	Treasury Equity	Accumulated Deficit	Exchange Reserve	Other Reserve	Total
Balance at Dec. 31, 2023	[1]	$ (2,604)	$ (49,853)	$ (243)	$ 385,266	$ 332,566
Profit (Loss) for the period			(17,137)			(17,137)
Other comprehensive income				46		46
Share-based payments					15,896	15,896
Issuance of shares for exercise of share awards	[1]				604	604
Cancellation of treasury shares		2,604			(2,604)
Issuance of shares for cash, net of transaction costs	[1]				144,563	144,563
Issuance of shares as consideration for the Norway Acquisition	[1]				2,357	2,357
Issuance of share options as consideration for the Norway Acquisition					504	504
Balance at Jun. 30, 2024	[1]		(66,990)	(197)	546,586	479,399
Balance at Dec. 31, 2024	[1]	(160,926)	(649,004)	(461)	1,086,989	276,598
Profit (Loss) for the period			261,740			261,740
Other comprehensive income				149		149
Share-based payments					20,574	20,574
Issuance of shares for exercise of share awards	[1]				1,665	1,665
Cancellation of treasury shares		29,967			(29,967)
Acquisition of treasury shares	[1]	(30,041)				(30,041)
Issuance of shares for cash, net of transaction costs	[1]				118,540	118,540
Issuance of shares for exercise of warrant	[1]				74,182	74,182
Issuance of shares in connection with conversion of convertible notes	[1]				112,951	112,951
Purchase of zero-strike call option in connection with issuance of convertible senior notes		(129,607)				(129,607)
Balance at Jun. 30, 2025	[1]	$ (290,607)	$ (387,264)	$ (312)	$ 1,384,934	$ 706,751

[1]	Amount less than US$1,000